Financial asset investments (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Financial Asset Investments
Financial asset investments represent investments classified and accounted for at fair value through profit or loss or through other comprehensive income (Refer Note 25)

Movements for the year ended March 31,	2019	2020	2020
	( ₹ in million)	( ₹ in million)	(US dollars in million)
As at April 01,	1,595	48,865	648
Purchase/(Sale) of structured investment (Refer Note 35)	38,124	(44,847)	(595)
Changes in fair value (including on investments purchased/sold during the year)	9,960	(4,362)	(58)
Investment in bonds*	—	500	7
Exchange difference	(814)	755	10

As at March 31,	48,865	911	12

* Reclassified during the year from short-term investments